Net Income Per Share - Schedule of Reconciliation of Basic and Diluted Share Counts (Detail)	3 Months Ended		9 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013
Earnings Per Share [Abstract]
Weighted-average shares outstanding - basic	34,221,829	28,712,622	30,549,979	28,712,622
Dilutive effect of stock options	2,949,841	852,173	2,949,841	852,173
Weighted-average shares outstanding - diluted	37,171,670	29,564,795	33,499,820	29,564,795